Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Derivative financial instruments
19.	Derivative financial instruments

19.1 Interest rate and exchange rate derivatives

The Group in order to reduce the risks related to fluctuations in the exchange rate of the US dollar uses derivative financial instruments such as forwards to mitigate foreign currency exposure resulting from payments made in US dollars.

For year 2021, in relation with the secured credit line for up to Ps.400,000 contracted with Banamex, and in order to mitigate the risk of future increases in interest rates, the Group entered into a derivatives contract with Banamex, which consists of an interest rate swap. By using this interest rate swap, the Group converted its variable interest rates into fixed rates.

On August 31, 2021, the SWAP with Banamex, was cancelled as the secured credit line was prepaid. A cancellation fee of Ps.18,172 was paid, as mentioned in note 16.

The details of the derivative financial instrument contracts entered into by the Group as of December 31, 2023, 2022 and 2021, are as follows:

As of December 31, 2023

Instrument	Notional amount in thousands		Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	97,260	Ps.	47,920	17.96	Weekly, through December 2024

Total Liabilities			Ps.	47,920

As of December 31, 2022

Instrument	Notional amount in thousands		Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	41,750	Ps.	15,329	20.31	Weekly, through August 2023

Total Liabilities			Ps.	15,329

As of December 31, 2021

Instrument	Notional amount in thousands		Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	134,050	Ps.	28,193	20.66	Weekly, through October 2022

Total Assets			Ps.	28,193

The impacts in profit or (loss) of the derivative financial instruments for the years of 2023, 2022 and 2021 amounted to (loss) / gain of Ps.(32,591), Ps.(43,522) and Ps.330,315, respectively, which is included in the consolidated statements of comprehensive income in the line item of “unrealized (loss) gain in valuation of derivative financial instruments.”